Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 85%	Nov. 29, 2022
Fidelity Advisor Asset Manager 85% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.07%
Past 5 years	14.35%
Past 10 years	12.35%
Fidelity Advisor Asset Manager 85% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.08%
Past 5 years	12.70%
Past 10 years	11.39%
Fidelity Advisor Asset Manager 85% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	9.18%
Past 5 years	11.68%
Past 10 years	10.35%
Fidelity Advisor Asset Manager 85% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.35%
Past 5 years	9.88%
Past 10 years	9.08%
Fidelity Advisor Asset Manager 85% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	14.90%
Past 5 years	13.19%
Past 10 years	11.38%
Fidelity Advisor Asset Manager 85% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.42%
Past 5 years	12.94%
Past 10 years	11.34%
Fidelity Advisor Asset Manager 85% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.26%
Since Inception	13.99%	[1]
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F0253
Average Annual Return:
Past 1 year	16.80%
Past 5 years	13.84%
Past 10 years	12.37%

[1]	A From October 2, 2018